                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2002.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 27th day of August, 2002.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
CIMCO
30-Jun-02

                                                                                               Voting Authority
                                  Title                                                        ----------------
                                   of                   Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                    class    CUSIP       (x$1000)  Pm Amt   Pm   Call  Dscretn   Managers  Sole       Shared  None
------------------------------    -----   ---------    --------  -------  ---  ----  -------   --------  ----       ------  ----
AGERE SYSTEMS INC 'A'             COM     00845V100        137     97800   SH        Defined                        97800
AGERE SYSTEMS INC 'B'             COM     00845V209        110     73500   SH        Defined                        73500
ALBERTO CULVER CO CL A            COM     013068200       1807     40000   SH        Defined                        40000
ALLTEL CORP                       COM     020039103       2350     50000   SH        Defined                        50000
AMERICAN WATER WORKS INC          COM     030411102       2368     54813   SH        Defined                        54813
AT&T                              COM     001957109       1013     94678   SH        Defined                        94678
AT&T CANADA INC                   COM                      777     24440   SH        Defined                        24440
BARNES & NOBLE                    COM     067774109       1982     75000   SH        Defined                        75000
BAXTER INTL INC CONTINGENT PAY    COM     071813109          0     25000   SH        Defined                        25000
BAY VIEW CAPITAL CORP             COM     07262L101       2579    402327   SH        Defined                       402327
BELLSOUTH CORP                    COM     079860102        787     25000   SH        Defined                        25000
C R BARD INC                      COM     067383109       1543     27267   SH        Defined                        27267
CINERGY CORP                      COM     172474108       2490     69000   SH        Defined                        69000
CINTAS CORP                       COM     172908105       2298     46500   SH        Defined                        46500
CLARUS CORPORATION                COM                      101     20270   SH        Defined                        20270
CLECO CORP                        COM     12561W105       1664     76000   SH        Defined                        76000
COMCAST CORP                      COM     200300200        794     33300   SH        Defined                        33300
CONAGRA,INC.                      COM     205887102       2670     96570   SH        Defined                        96570
CONECTIV                          COM     206829103       4085    158266   SH        Defined                       158266
CONSOL ENERGY INC                 COM     20854p109       2017     94900   SH        Defined                        94900
COX COMM. INC NEW INCOME PRIDE    COM     224044305       2491     61123   SH        Defined                        61123
CROWN CORK & SEAL CO              COM     228255105        514     75000   SH        Defined                        75000
DESIGNS INC                       COM     25057L102       1000    147700   SH        Defined                       147700
DEVON ENERGY CORP                 COM     251799102       2178     44200   SH        Defined                        44200
DOW CHEMICAL CO.                  COM     260543103       2577     74950   SH        Defined                        74950
DREYERS GRAND ICE CREAM INC       COM     261878102       8369    122000   SH        Defined                       122000
DTE ENERGY CO.                    COM                     2196     49200   SH        Defined                        49200
DUPONT (EL) de NEMOURS            COM     263534109       4525    101915   SH        Defined                       101915
DYNACARE INC.                     COM     267920205       1507     68521   SH        Defined                        68521
EMCOR GROUP INC.                  COM     29084Q100       9269    157900   SH        Defined                       157900
ENSCO INTERNATIONAL INC.          COM     26874Q100       1341     49200   SH        Defined                        49200
EQUITABLE RESOURCES INC           COM     294549100       3574    104209   SH        Defined                       104209
FLOWERS INDS INC                  COM     343496105        788     30500   SH        Defined                        30500
FPL GROUP INC                     COM     302571104       2364     39400   SH        Defined                        39400
GENERAL MOTORS CLASS H            COM     370442832        249     23900   SH        Defined                        23900
GENTIVA HEALTH SERVICES INC.      COM     37247a102        459     51085   SH        Defined                        51085
GOLDEN STATE BANCORP              COM     381197102       2277     62811   SH        Defined                        62811
GRANT PRIDECO INC                 COM     38821G101       1768    130000   SH        Defined                       130000
GULF INDONESIA RESOURCES          COM     402284103       1617    122584   SH        Defined                       122584
HARMAN INTL INDS INC NEW          COM     413086109       1566     31800   SH        Defined                        31800
HELMERICH & PAYNE                 COM     423452101       1761     49300   SH        Defined                        49300
HERCULES INC.                     COM     427056106       1143     98500   SH        Defined                        98500
HISPANIC BROADCASTING CORP        COM     43357B104       1957     75000   SH        Defined                        75000
ICN PHARMACEUTICALS INC NEW       COM     448924100       6371    263149   SH        Defined                       263149
IMMUNEX CORP NEW                  COM     452528102       1455     65145   SH        Defined                        65145
IVEX PACKAGING CORP-DEL           COM     465855104       2958    129952   SH        Defined                       129952
JEFFERSON SMURFIT CORP ADR        COM     47508W107        315     10000   SH        Defined                        10000
JP REALTY INC                     COM     46624A106       3499    131287   SH        Defined                       131287
KERR MCGEE CORP                   COM     492386107       1157     21600   SH        Defined                        21600
LIBERTY MEDIA CORP 'A'            COM     530718105       2240    224000   SH        Defined                       224000
MERCK & CO.                       COM     589331107       4264     84200   SH        Defined                        84200
MERISTAR HOTELS & RESORTS         COM     589988104        148    164298   SH        Defined                       164298
MOLEX INC CL-A                    COM     608554200       1272     46361   SH        Defined                        46361
NEWS CORP                         COM     652487703        433     18900   SH        Defined                        18900
NEWSCORP PFD                      COM     652487802        571     28900   SH        Defined                        28900
NEXTEL COMMUNICATIONS             COM     65332V103        353    110000   SH        Defined                       110000
NEXTWAVE TELECOM                  COM     65332M103        227    119726   SH        Defined                       119726
NORTHROP CORP                     COM     666807102       3750     30000   SH        Defined                        30000
PATTERSON ENERGY INC              COM     703414102       1496     53000   SH        Defined                        53000
PENNZOIL QUAKER                   COM     709323109       4694    218039   SH        Defined                       218039
PETROLEUM GEO SVCS                COM     716597109        180     50000   SH        Defined                        50000
PFIZER,INC.                       COM     717081103       2607     74500   SH        Defined                        74500
PIONEER NATIONAL RESOURCES        COM     723787107       2144     82305   SH        Defined                        82305
PRICE COMMUNICATIONS              COM     741437305       1200     75000   SH        Defined                        75000
QUEST DIAGNOSTICS INC             COM     74834l100       1474     17127   SH        Defined                        17127
QWEST COMMUNICATION INTERNATIO    COM     749121109        211     75481   SH        Defined                        75481
RADIO ONE INC                     COM                      297     20000   SH        Defined                        20000
READER'S DIGEST                   COM     755267101        871     46501   SH        Defined                        46501
RELIANT ENERGY INC                COM     75952j108        823     48700   SH        Defined                        48700
RELIANT RESOURCES INC             COM     75952B105        804     91929   SH        Defined                        91929
RF MICRO DEVICES                  COM     749941100        152     20000   SH        Defined                        20000
RIO ALTO EXPLORATION INC.         COM     766892103       1979    161803   SH        Defined                       161803
SBC COMMUNICATIONS INC.           COM     78387G103        762     25000   SH        Defined                        25000
SILVERSTREAM SOFTWARE INC.        COM     827907106       1117    125000   SH        Defined                       125000
SIMPLEX SOLUTIONS INC             COM     828854109        244     16369   SH        Defined                        16369
SMURFIT STONE CONTAINER CORP      COM     832727101        675     43800   SH        Defined                        43800
SOFTWARE AG SYSTEMS ESCROW SHA    COM                        0    102852   SH        Defined                       102852
SOUTHERN CO.                      COM     842587107       3110    113500   SH        Defined                       113500
SPACELABS MED INC                 COM     846247104       2382    167730   SH        Defined                       167730
SPECTRIAN CORP                    COM     847608106        259     25000   SH        Defined                        25000
TECO ENERGY INC                   COM     872375100       2475    100000   SH        Defined                       100000
TEXAS UTILITIES                   COM     882848104       2541     49300   SH        Defined                        49300
TICKETMASTER ONLINE CTY SRCH      COM     88633P203       1890    101000   SH        Defined                       101000
TRIGON HEALTHCARE                 COM     89618L100       4690     46634   SH        Defined                        46634
TRW INC                           COM     872649108       3461     60732   SH        Defined                        60732
TUPPERWARE CORP                   COM     899896104       1615     77700   SH        Defined                        77700
ULTRA PETROLEUM CORP              COM     903191409       1496    197050   SH        Defined                       197050
UNILAB CORP NEW                   COM     904763208       1548     56522   SH        Defined                        56522
UNIT CORP                         COM     909218109       1060     61100   SH        Defined                        61100
UNITED INDL CORP                  COM     910671106       1936     88600   SH        Defined                        88600
USAI NETWORKS INC                 COM     902984103       3203    136600   SH        Defined                       136600
VERITAS DGC INC                   COM     92343P107        893     70886   SH        Defined                        70886
VERIZON COMMUNICATIONS            COM     92343V104       1004     25000   SH        Defined                        25000
VIANT                             COM                      358    293046   SH        Defined                       293046
WILLBROS GROUP                    COM     969199108       4420    260000   SH        Defined                       260000
XTO ENERGY INC.                   COM     98385X106       1271     61700   SH        Defined                        61700
YUM BRANDS INC                    COM     988498101        964     32960   SH        Defined                        32960
REPORT SUMMARY                         97 DATA RECORDS  178386             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.